Derivative Financial Instruments and Hedging - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses)	¥ 327,039	¥ 321,589	¥ 280,926
Net derivative gains included in other comprehensive income (loss), that will be reclassified into earnings within fiscal 2020	86
Net gains (losses) on cash flow hedges, ineffectiveness	0	(1,124)	310
Net gains (losses) on fair value hedges, ineffectiveness	(135)	0	(2)
Net unrealized gains (losses) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses)	¥ (503)	¥ 3,041	¥ 1,694